UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

FORM 13F

FORM 13 F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  March 31, 2001"

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):  	 [  ]  is a restatement.
	 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Holt-Smith & Yates Advisors
Address:	2810 Crossroads Drive
Suite 4900
	"Madison, WI 53718"

13F File Number:	 28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent
"that the person signing the report is authorized to submit it, "
"that all information contained herein is true, correct and "
"complete, and that it is undersood that all required items"
"statements, schedules, lists and tables, are considered " integral part of this form.

 Person Signing This Report on Behalf of Reporting Manager:

Name:	Heike E. Tavenner
Title:	Portfolio Administrator
Phone:	608-249-4488
"Signature, Place, and Date of Signing:"

Heike E. Tavenner	"Madison, WI"	9-May-01

Report Type: (Check only one.):

[  X  ] 13F HOLDINGS REPORT

[       ] 13F NOTICE

[       ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	27

Form 13F Information Table Value Total:	"370,253"

List of Other Included Managers:	NONE
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				FORM 13F INFORMATION TABLE
	TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(x $1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
										0
ZEBRA TECHNOLOGIES CORP	CL A	989207 10 5	"16,874"	"442,584"	SH		SOLE	NONE	"276,956"	0	"165,628"
BARNES & NOBLE INC	COM	067774 10 9	"9,222"	"385,845"	SH		SOLE	NONE	"247,240"	0	"138,605"
HOME DEPOT INC	COM	437076 10 2	"21,628"	"501,802"	SH		SOLE	NONE	"296,660"	0	"205,142"
INTERPUBLIC GROUP COS INC	COM	460690 10 0	"19,445"	"566,095"	SH		SOLE	NONE	"347,975"	0	"218,120"
CONCORD EFS INC	COM	206197 10 5	"28,605"	"707,397"	SH		SOLE	NONE	"435,885"	0	"271,512"
DISNEY WALT CO	COM DISNEY	254687 10 6	"18,228"	"637,350"	SH		SOLE	NONE	"408,882"	0	"228,468"
MICHROCHIP TECHONOLOGY INC	COM	595017 10 4	"15,315"	"605,056"	SH		SOLE	NONE	"395,011"	0	"210,045"
TYCO INTERNATIONAL	COM	902124 10 6	"15,910"	"368,040"	SH		SOLE	NONE	"238,385"	0	"129,655"
PEPSICO INC	COM	713448 10 8	"19,403"	"411,487"	SH		SOLE	NONE	"269,739"	0	"141,748"
WALGREEN CO	COM	931422 10 9	"27,591"	"676,260"	SH		SOLE	NONE	"431,491"	0	"244,769"
EXXON MOBIL CORP	COM	30231G 10 2	219	"2,700"	SH		SOLE	NONE	"2,700"	0	0
ROYAL DUTCH PETE CO	NY REG GLD1.25	780257 80 4	737	"13,295"	SH		SOLE	NONE	"3,025"	0	"10,270"
AMERICAN INTL GROUP INC	COM	026874 10 7	"24,084"	"299,178"	SH		SOLE	NONE	"182,539"	0	"116,639"
FISERV INC	COM	337738 10 8	"23,759"	"531,108"	SH		SOLE	NONE	"340,461"	0	"190,647"
FEDERAL HOME LN MTG CORP	COM	313400 30 1	"22,526"	"347,464"	SH		SOLE	NONE	"230,355"	0	"117,109"
ADC TELECOMMUNICATIONS	COM	000886 10 1	"9,736"	"1,145,437"	SH		SOLE	NONE	"779,148"	0	"366,289"
AMERICAN PWR CONVERSION CORP	COM	029066 10 7	"14,094"	"1,093,325"	SH		SOLE	NONE	"716,780"	0	"376,545"
DELL COMPUTER CORP	COM	247025 10 9	"17,429"	"678,485"	SH		SOLE	NONE	"434,535"	0	"243,950"
INTUIT	COM	461202 10 3	"14,538"	"523,887"	SH		SOLE	NONE	"330,290"	0	"193,597"
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670 10 8	"1,113"	17	SH		SOLE	NONE	17	0	0
INTERNATIONAL BUSINESS MACHS	COM	459200 10 1	201	"2,090"	SH		SOLE	NONE	"2,090"	0	0
JDS UNIPHASE CORP	COM	46612J 10 1	"9,321"	"505,525"	SH		SOLE	NONE	"333,480"	0	"172,045"
TOPPS INC	COM	890786 10 6	122	"12,000"	SH		SOLE	NONE	0	0	"12,000"
QUANTA SVCS INC	COM	74762E 10 2	"15,388"	"689,425"	SH		SOLE	NONE	"449,430"	0	"239,995"
SBC COMMUNICATIONS INC	COM	78387G 10 3	829	"18,568"	SH		SOLE	NONE	"4,977"	0	"13,591"
ELAN PLC	ADR	284131 20 8	"23,590"	"451,478"	SH		SOLE	NONE	"287,967"	0	"163,511"
TELLABS INC	COM	879664 10 0	346	"8,511"	SH		SOLE	NONE	"1,080"	0	"7,431"



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